Schedule of Investments (unaudited)
January 31, 2025
iShares® International High Yield Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Austria — 0.5%
ams-OSRAM AG, 10.50%, 03/30/29(a)	EUR 100	$101,876
Benteler International AG, 9.38%, 05/15/28(a)	EUR 100	109,259
		211,135
Belgium — 0.5%
Azelis Finance NV, 5.75%, 03/15/28(a)	EUR 100	106,737
Telenet Finance Luxembourg Notes SARL, 3.50%, 03/01/28(a)	EUR 100	102,598
		209,335
Canada — 1.2%
Air Canada, 4.63%, 08/15/29(b)	CAD 300	205,314
Cineplex Inc., 7.63%, 03/31/29(b)	CAD 25	18,040
Mattamy Group Corp., 4.63%, 03/01/28(a)	CAD 50	33,516
Parkland Corp.
3.88%, 06/16/26(b)	CAD 150	102,511
4.38%, 03/26/29	CAD 75	50,121
Primo Water Holdings Inc., 3.88%, 10/31/28(a)	EUR 100	101,897
Southern Pacific Resource Corp., 8.75%, 01/25/18(b)(c)(d)(e)	CAD 50	—
		511,399
Cyprus — 0.2%
Bank of Cyprus PCL, 2.50%, 06/24/27, (1-year EUR Swap + 2.785%)(a)(f)	EUR 100	102,574
Czech Republic — 0.5%
Allwyn Entertainment Financing U.K. PLC, 7.25%, 04/30/30(a)	EUR 100	110,357
Allwyn International AS, 3.88%, 02/15/27(a)	EUR 100	103,286
		213,643
Denmark — 1.0%
Orsted A/S
1.50%, (5-year EUR Swap + 1.860%)(a)(f)	EUR 100	85,517
1.75%, (5-year EURIBOR ICE Swap + 1.952%)(a)(f)	EUR 100	96,911
2.50%, (5-year UK Government Bond + 2.136%)(a)(f)	GBP 100	89,294
5.13%, (5-year EURIBOR ICE Swap + 2.590%)(a)(f)	EUR 150	157,627
		429,349
Finland — 0.2%
Citycon Treasury BV, 1.25%, 09/08/26(a)	EUR 100	98,702
France — 15.8%
Air France-KLM
4.63%, 05/23/29(a)	EUR 100	106,136
7.25%, 05/31/26(a)	EUR 100	108,641
8.13%, 05/31/28(a)	EUR 100	116,201
Altice France SA/France
3.38%, 01/15/28(a)	EUR 100	83,429
4.00%, 07/15/29(a)	EUR 100	82,836
4.13%, 01/15/29(a)	EUR 100	82,888
4.25%, 10/15/29(a)	EUR 100	82,861
5.88%, 02/01/27(a)	EUR 200	171,351
CAB SELAS, 3.38%, 02/01/28(a)	EUR 200	195,464
Cerba Healthcare SACA, 3.50%, 05/31/28(a)	EUR 100	91,390
Chrome Holdco SASU, 5.00%, 05/31/29(a)	EUR 100	69,060
ELO SACA
2.88%, 01/29/26(a)	EUR 100	100,418
3.25%, 07/23/27(a)	EUR 100	93,947
4.88%, 12/08/28(a)	EUR 100	88,999
5.88%, 04/17/28(a)	EUR 100	93,811
6.00%, 03/22/29(a)	EUR 100	90,897
Emeria SASU, 7.75%, 03/31/28(a)	EUR 100	97,798
Security	Par (000)	Value
France (continued)
Eramet SA, 6.50%, 11/30/29(a)	EUR 100	$100,891
Eutelsat SA
1.50%, 10/13/28(a)	EUR 100	74,838
2.25%, 07/13/27(a)	EUR 100	88,438
9.75%, 04/13/29(a)	EUR 100	92,479
Forvia SE
2.38%, 06/15/27(a)	EUR 100	99,903
2.75%, 02/15/27(a)	EUR 225	226,936
3.13%, 06/15/26(a)	EUR 100	102,737
3.75%, 06/15/28(a)	EUR 100	102,124
5.13%, 06/15/29(a)	EUR 100	104,948
5.50%, 06/15/31(a)	EUR 100	104,857
Holding d'Infrastructures des Metiers de l'Environnement
4.88%, 10/24/29(a)	EUR 100	106,048
Series ., 0.63%, Series ., 09/16/28(a)	EUR 100	91,880
Iliad Holding SASU
5.38%, 04/15/30(a)	EUR 100	106,220
5.63%, 10/15/28(a)	EUR 100	106,080
6.88%, 04/15/31(a)	EUR 100	111,219
iliad SA
1.88%, 02/11/28(a)	EUR 100	98,794
2.38%, 06/17/26(a)	EUR 100	102,448
4.25%, 12/15/29(a)	EUR 100	105,060
5.38%, 06/14/27(a)	EUR 100	107,869
5.38%, 02/15/29(a)	EUR 100	109,242
Series ., 5.38%, Series ., 05/02/31(a)	EUR 100	110,985
IPD 3 BV, 8.00%, 06/15/28(a)	EUR 100	109,146
Kapla Holding SAS, 5.00%, 04/30/31(a)	EUR 100	104,884
Loxam SAS
2.88%, 04/15/26(a)	EUR 100	103,308
6.38%, 05/15/28(a)	EUR 100	107,477
6.38%, 05/31/29(a)	EUR 100	108,697
Nexans SA
4.13%, 05/29/29(a)	EUR 100	105,128
4.25%, 03/11/30(a)	EUR 100	105,811
Paprec Holding SA
3.50%, 07/01/28(a)	EUR 100	102,045
6.50%, 11/17/27(a)	EUR 100	109,021
Picard Groupe SAS, 6.38%, 07/01/29(a)	EUR 100	107,752
RCI Banque SA, 5.50%, 10/09/34, (5-year EURIBOR ICE Swap + 2.750%)(a)(f)	EUR 100	108,831
Renault SA
2.38%, 05/25/26(a)	EUR 200	205,016
2.50%, 06/02/27(a)	EUR 200	204,094
2.50%, 04/01/28(a)	EUR 100	100,702
Rexel SA
2.13%, 12/15/28(a)	EUR 100	97,947
5.25%, 09/15/30(a)	EUR 100	108,779
SNF Group SACA, 2.00%, 02/01/26(a)	EUR 100	102,512
Tereos Finance Groupe I SA, 7.25%, 04/15/28(a)	EUR 100	108,102
Valeo SE
1.00%, 08/03/28(a)	EUR 200	187,263
4.50%, 04/11/30(a)	EUR 100	103,066
5.38%, 05/28/27(a)	EUR 100	107,796
5.88%, 04/12/29(a)	EUR 100	109,251
Viridien, 7.75%, 04/01/27(a)	EUR 100	105,092
		6,721,843
Germany — 10.4%
alstria office REIT-AG, 1.50%, 06/23/26(a)	EUR 100	98,889
APCOA Group GmbH, 6.00%, 04/15/31(a)	EUR 100	104,267

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® International High Yield Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Germany (continued)
Bayer AG
3.13%, 11/12/79, (5-year EUR Swap + 3.108%)(a)(f)	EUR 100	$98,769
3.90%, 09/25/83, (5-year EUR Swap + 3.896%)(a)(f)	EUR 100	110,486
5.38%, 03/25/82, (5-year EUR Swap + 4.458%)(a)(f)	EUR 200	205,904
5.50%, 09/13/54, (5-year EURIBOR ICE Swap + 3.269%)(a)(f)	EUR 100	104,179
6.63%, 09/25/83, (5-year EUR Swap + 3.432%)(a)(f)	EUR 100	108,367
Series N5.5, 4.50%, Series N5.5, 03/25/82, (5-year EUR Swap + 3.751%)(a)(f)	EUR 100	102,900
Bertelsmann SE & Co. KGaA, 3.50%, 04/23/75, (5-year EUR Swap + 3.206%)(a)(f)	EUR 100	103,128
Cheplapharm Arzneimittel GmbH
4.38%, 01/15/28(a)	EUR 150	140,433
7.50%, 05/15/30(a)	EUR 100	95,874
Deutsche Lufthansa AG, 5.25%, 01/15/55, (5-year EURIBOR ICE Swap + 2.855%)(a)(f)	EUR 100	103,788
Evonik Industries AG, 1.38%, 09/02/81, (5-year EUR Swap + 1.836%)(a)(f)	EUR 100	99,405
Gruenenthal GmbH
4.13%, 05/15/28(a)	EUR 100	103,714
4.63%, 11/15/31(a)	EUR 100	103,931
IHO Verwaltungs GmbH
6.75%, 11/15/29, (6.75% cash and 7.50% PIK)(a)(g)	EUR 100	106,634
7.00%, 11/15/31, (7.00% cash and 7.75% PIK)(a)(g)	EUR 100	106,800
8.75%, 05/15/28, (8.75% PIK)(a)(g)	EUR 100	109,275
Mahle GmbH
2.38%, 05/14/28(a)	EUR 100	93,979
6.50%, 05/02/31(a)	EUR 100	104,460
Nidda Healthcare Holding GmbH
5.63%, 02/21/30(a)	EUR 100	106,312
7.50%, 08/21/26(a)	EUR 132	140,452
Schaeffler AG
2.88%, 03/26/27(a)	EUR 75	76,847
3.38%, 10/12/28(a)	EUR 100	101,384
4.50%, 08/14/26(a)	EUR 100	105,041
4.50%, 03/28/30(a)	EUR 100	104,367
4.75%, 08/14/29(a)	EUR 100	105,430
Techem Verwaltungsgesellschaft 675 GmbH, 5.38%, 07/15/29(a)	EUR 125	133,071
Techem Verwaltungsgesellschaft 675 mbH, 5.38%, 07/15/29(a)	EUR 100	106,408
Tele Columbus AG, 10.00%, 01/01/29, (10.00% PIK)(a)(g)	EUR 125	111,072
TK Elevator Holdco GmbH, 6.63%, 07/15/28(a)	EUR 90	93,622
TK Elevator Midco GmbH, 4.38%, 07/15/27(a)	EUR 100	103,491
ZF Europe Finance BV
2.00%, 02/23/26(a)	EUR 100	101,625
2.50%, 10/23/27(a)	EUR 100	98,276
3.00%, 10/23/29(a)	EUR 100	94,671
4.75%, 01/31/29(a)	EUR 100	102,997
6.13%, 03/13/29(a)	EUR 100	107,763
ZF Finance GmbH
2.00%, 05/06/27(a)	EUR 100	98,498
2.25%, 05/03/28(a)	EUR 100	95,930
3.75%, 09/21/28(a)	EUR 100	99,725
5.75%, 08/03/26(a)	EUR 100	106,094
		4,398,258
Greece — 4.5%
Alpha Bank SA
2.50%, 03/23/28, (1-year EUR Swap + 2.849%)(a)(f)	EUR 100	102,716
5.00%, 05/12/30, (1-year EUR Swap + 2.432%)(a)(f)	EUR 100	109,878
Security	Par (000)	Value
Greece (continued)
Alpha Services and Holdings SA
5.50%, 06/11/31, (5-year EUR Swap + 5.823%)(a)(f)	EUR 100	$105,445
6.00%, 09/13/34, (5-year EURIBOR ICE Swap + 3.270%)(a)(f)	EUR 100	110,838
Eurobank Ergasias Services and Holdings SA, 10.00%, 12/06/32, (5-year EUR Swap + 7.588%)(a)(f)	EUR 100	120,503
Metlen Energy & Metals SA, 4.00%, 10/17/29(a)	EUR 200	211,303
National Bank of Greece SA
5.88%, 06/28/35, (5-year EURIBOR ICE Swap + 3.154%)(a)(f)	EUR 100	110,852
8.00%, 01/03/34, (5-year EURIBOR ICE Swap + 4.646%)(a)(f)	EUR 100	117,983
Piraeus Bank SA
5.00%, 04/16/30, (1-year EURIBOR ICE Swap + 2.245%)(a)(f)	EUR 100	109,362
6.75%, 12/05/29, (1-year EUR Swap + 3.837%)(a)(f)	EUR 100	115,398
7.25%, 07/13/28, (1-year EUR Swap + 3.692%)(a)(f)	EUR 150	169,454
Piraeus Financial Holdings SA
5.38%, 09/18/35, (5-year EURIBOR ICE Swap + 3.150%)(a)(f)	EUR 100	107,355
7.25%, 04/17/34, (5-year EUR Swap + 4.773%)(a)(f)	EUR 100	114,613
Public Power Corp. SA
3.38%, 07/31/28(a)	EUR 100	102,218
4.38%, 03/30/26(a)	EUR 100	103,761
4.63%, 10/31/31(a)	EUR 100	105,616
		1,917,295
Ireland — 0.8%
eircom Finance DAC
3.50%, 05/15/26(a)	EUR 100	103,444
5.75%, 12/15/29(a)	EUR 100	108,992
Virgin Media O2 Vendor Financing Notes V DAC, 7.88%, 03/15/32(a)	GBP 100	122,379
		334,815
Israel — 2.0%
Teva Pharmaceutical Finance Netherlands II BV
1.63%, 10/15/28(a)	EUR 150	144,737
1.88%, 03/31/27(a)	EUR 100	99,923
3.75%, 05/09/27	EUR 150	155,788
4.38%, 05/09/30	EUR 200	211,262
7.38%, 09/15/29	EUR 100	118,136
7.88%, 09/15/31	EUR 100	125,700
		855,546
Italy — 14.7%
Almaviva-The Italian Innovation Co. SpA, 5.00%, 10/30/30(a)	EUR 125	131,689
Banca IFIS SpA
5.50%, 02/27/29(a)	EUR 100	110,194
6.13%, 01/19/27(a)	EUR 100	109,460
Banca Monte dei Paschi di Siena SpA
1.88%, 01/09/26(a)	EUR 100	102,312
3.63%, 11/27/30, (3-mo. EURIBOR + 1.450%)(a)(f)	EUR 100	104,243
6.75%, 09/05/27, (3-mo. EURIBOR + 3.283%)(a)(f)	EUR 100	109,353
10.50%, 07/23/29(a)	EUR 100	130,460
Banco BPM SpA, 5.00%, 06/18/34, (5-year EUR Swap + 2.450%)(a)(f)	EUR 200	216,178
BPER Banca SpA
5.75%, 09/11/29, (3-mo. EURIBOR + 2.600%)(a)(f)	EUR 150	169,090
6.13%, 02/01/28, (3-mo. EURIBOR + 3.600%)(a)(f)	EUR 150	164,617
Cerved Group SpA, 6.00%, 02/15/29(a)	EUR 100	97,881

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® International High Yield Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Italy (continued)
Engineering - Ingegneria Informatica - SpA
5.88%, 09/30/26(a)	EUR 100	$103,547
11.13%, 05/15/28(a)	EUR 100	110,654
Fiber Bidco SpA, 6.13%, 06/15/31(a)	EUR 100	104,235
Flos B&b Italia SpA, 10.00%, 11/15/28(a)	EUR 100	112,481
Guala Closures SpA, 3.25%, 06/15/28(a)	EUR 100	99,477
IMA Industria Macchine Automatiche SpA, 3.75%, 01/15/28(a)	EUR 100	102,362
Infrastrutture Wireless Italiane SpA
1.63%, 10/21/28(a)	EUR 100	98,701
1.88%, 07/08/26(a)	EUR 250	255,304
Intesa Sanpaolo SpA
3.93%, 09/15/26(a)	EUR 100	105,180
4.27%, 11/14/36, (5-year EUR Swap + 1.950%)(a)(f)	EUR 200	209,072
5.15%, 06/10/30(a)	GBP 100	119,886
6.18%, 02/20/34, (5-year EURIBOR ICE Swap + 3.250%)(a)(f)	EUR 200	224,696
Lottomatica SpA, 7.13%, 06/01/28(a)	EUR 100	108,301
Lottomatica SpA/Roma, 5.38%, 06/01/30(a)	EUR 100	107,029
Mediobanca Banca di Credito Finanziario SpA, 3.75%, 06/16/26	EUR 50	52,115
Mundys SpA
1.88%, 07/13/27(a)	EUR 175	175,251
1.88%, 02/12/28(a)	EUR 100	98,833
4.50%, 01/24/30(a)	EUR 100	106,605
4.75%, 01/24/29(a)	EUR 100	107,708
Nexi SpA
1.63%, 04/30/26(a)	EUR 100	101,939
2.13%, 04/30/29(a)	EUR 150	147,539
Optics Bidco SpA
1.63%, 01/18/29	EUR 100	95,715
6.88%, 02/15/28(a)	EUR 176	198,331
7.88%, 07/31/28(a)	EUR 147	171,617
Pachelbel Bidco SpA, 7.13%, 05/17/31(a)	EUR 100	111,227
Rossini SARL, 6.75%, 12/31/29(a)	EUR 150	164,623
Saipem Finance International BV, 4.88%, 05/30/30(a)	EUR 100	108,081
Telecom Italia SpA
6.88%, 02/15/28(a)	EUR 124	139,524
7.88%, 07/31/28(a)	EUR 103	119,990
Telecom Italia SpA/Milano
1.63%, 01/18/29(a)	EUR 100	96,677
2.38%, 10/12/27(a)	EUR 100	102,338
2.88%, 01/28/26(a)	EUR 100	103,298
UniCredit SpA
2.73%, 01/15/32, (5-year EUR Swap + 2.800%)(a)(f)	EUR 200	204,351
5.38%, 04/16/34, (5-year EURIBOR ICE Swap + 2.800%)(a)(f)	EUR 200	219,354
UnipolSai Assicurazioni SpA, 4.90%, 05/23/34(a)	EUR 100	109,838
Webuild SpA
4.88%, 04/30/30(a)	EUR 100	106,508
7.00%, 09/27/28(a)	EUR 100	113,169
		6,261,033
Japan — 1.4%
SoftBank Group Corp.
2.88%, 01/06/27(a)	EUR 100	101,529
3.38%, 07/06/29(a)	EUR 125	123,499
3.88%, 07/06/32(a)	EUR 100	96,874
4.00%, 09/19/29(a)	EUR 100	101,253
5.38%, 01/08/29(a)	EUR 150	159,506
		582,661
Security	Par (000)	Value
Jersey — 0.3%
Aston Martin Capital Holdings Ltd., 10.38%, 03/31/29(a)	GBP 100	$122,875
Luxembourg — 4.3%
AccorInvest Group SA
5.50%, 11/15/31(a)	EUR 100	106,181
6.38%, 10/15/29(a)	EUR 125	136,790
Altice Financing SA
3.00%, 01/15/28(a)	EUR 200	166,804
4.25%, 08/15/29(a)	EUR 100	80,747
Altice Finco SA, 4.75%, 01/15/28(a)	EUR 100	44,020
Altice France Holding SA
4.00%, 02/15/28(a)	EUR 100	24,114
8.00%, 05/15/27(a)	EUR 100	28,152
ARD Finance SA, 5.00%, 06/30/27, (5.00% Cash and 5.75% PIK)(a)(g)	EUR 125	6,970
Cidron Aida Finco SARL, 5.00%, 04/01/28(a)	EUR 100	101,171
Ineos Finance PLC
2.88%, 05/01/26(a)	EUR 175	180,830
6.38%, 04/15/29(a)	EUR 100	107,359
Matterhorn Telecom SA
3.13%, 09/15/26(a)	EUR 100	103,278
4.50%, 01/30/30(a)	EUR 100	104,452
PLT VII Finance SARL, 6.00%, 06/15/31(a)	EUR 100	108,125
SES SA, 5.50%, 09/12/54, (5-year EURIBOR ICE Swap + 3.232%)(a)(f)	EUR 100	86,003
Summer BC Holdco A SARL, 9.25%, 10/31/27(a)	EUR 90	93,677
Summer BC Holdco B SARL, 5.75%, 10/31/26(a)	EUR 150	155,441
Vivion Investments SARL
6.50%, 02/28/29(a)(g)	EUR 101	101,337
8.00%, 08/31/28, (6.50% Cash and 1.40% PIK)(a)(g)	EUR 101	101,663
		1,837,114
Netherlands — 3.1%
Boels Topholding BV, 5.75%, 05/15/30(a)	EUR 100	107,617
Boost Newco Borrower LLC/GTCR W Dutch Finance Sub BV, 8.50%, 01/15/31(a)	GBP 100	131,964
Odido Group Holding BV, 5.50%, 01/15/30(a)	EUR 100	103,433
Odido Holding BV, 3.75%, 01/15/29(a)	EUR 100	102,122
Q-Park Holding I BV
2.00%, 03/01/27(a)	EUR 100	101,138
5.13%, 02/15/30(a)	EUR 100	106,862
Sunrise HoldCo IV BV, 3.88%, 06/15/29(a)	EUR 100	100,172
Trivium Packaging Finance BV, 3.75%, 08/15/26(a)	EUR 100	103,099
VZ Vendor Financing II BV, 2.88%, 01/15/29(a)	EUR 100	96,478
Ziggo Bond Co. BV
3.38%, 02/28/30(a)	EUR 150	142,525
6.13%, 11/15/32(a)	EUR 125	129,524
Ziggo BV, 2.88%, 01/15/30(a)	EUR 100	97,660
		1,322,594
Norway — 0.3%
Var Energi ASA, 7.86%, 11/15/83, (5-year EURIBOR ICE Swap + 4.765%)(a)(f)	EUR 125	142,417
Portugal — 2.3%
Caixa Economica Montepio Geral Caixa Economica Bancaria SA, 8.50%, 06/12/34, (5-year EURIBOR ICE Swap + 5.815%)(a)(f)	EUR 100	115,979
EDP SA
1.50%, 03/14/82, (5-year EUR Swap + 1.888%)(a)(f)	EUR 100	99,348
1.88%, 08/02/81, (5-year EUR Swap + 2.380%)(a)(f)	EUR 100	101,365
4.63%, 09/16/54, (5-year EURIBOR ICE Swap + 2.395%)(a)(f)	EUR 200	209,154

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® International High Yield Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Portugal (continued)
4.75%, 05/29/54, (5-year EURIBOR ICE Swap + 2.052%)(a)(f)	EUR 100	$105,677
5.94%, 04/23/83, (5-year EUR Swap + 3.184%)(a)(f)	EUR 200	218,666
Novo Banco SA, 9.88%, 12/01/33, (5-year EUR Swap + 6.714%)(a)(f)	EUR 100	122,735
		972,924
Slovenia — 1.0%
United Group BV
4.00%, 11/15/27(a)	EUR 100	103,052
5.25%, 02/01/30(a)	EUR 100	103,916
6.50%, 10/31/31(a)	EUR 100	108,097
6.75%, 02/15/31(a)	EUR 100	108,115
		423,180
Spain — 4.1%
Abanca Corp. Bancaria SA
4.63%, 12/11/36, (5-year EURIBOR ICE Swap + 2.450%)(a)(f)	EUR 100	105,542
8.38%, 09/23/33, (5-year EURIBOR ICE Swap + 5.245%)(a)(f)	EUR 100	118,337
Banco de Credito Social Cooperativo SA, 5.25%, 11/27/31, (5-year EUR Swap + 5.419%)(a)(f)	EUR 100	105,395
Banco de Sabadell SA
5.13%, 06/27/34, (5-year EURIBOR ICE Swap + 2.400%)(a)(f)	EUR 100	108,677
6.00%, 08/16/33, (5-year EUR Swap + 3.150%)(a)(f)	EUR 100	110,519
Cirsa Finance International SARL
6.50%, 03/15/29(a)	EUR 100	108,629
7.88%, 07/31/28(a)	EUR 100	109,337
Grifols SA
2.25%, 11/15/27(a)	EUR 100	97,858
3.88%, 10/15/28(a)	EUR 250	232,355
Kaixo Bondco Telecom SA, 5.13%, 09/30/29(a)	EUR 100	104,836
Lorca Telecom Bondco SA, 4.00%, 09/18/27(a)	EUR 300	311,097
Unicaja Banco SA
5.50%, 06/22/34, (5-year EUR Swap + 2.800%)(a)(f)	EUR 100	108,822
7.25%, 11/15/27, (1-year EUR Swap + 4.250%)(a)(f)	EUR 100	110,982
		1,732,386
Sweden — 3.4%
Asmodee Group AB, 5.75%, 12/15/29(a)	EUR 100	106,935
Assemblin Caverion Group AB, 6.25%, 07/01/30(a)	EUR 100	107,998
Heimstaden AB, 8.38%, 01/29/30(a)	EUR 100	104,269
Intrum AB
3.00%, 09/15/27(a)(c)(e)	EUR 200	154,346
4.88%, 08/15/25(a)(c)(e)	EUR 100	77,583
Verisure Holding AB
3.25%, 02/15/27(a)	EUR 150	153,364
3.88%, 07/15/26(a)	EUR 100	103,357
5.50%, 05/15/30(a)	EUR 150	161,191
9.25%, 10/15/27(a)	EUR 80	87,061
Verisure Midholding AB, 5.25%, 02/15/29(a)	EUR 150	156,275
Volvo Car AB
2.50%, 10/07/27(a)	EUR 100	101,565
4.75%, 05/08/30(a)	EUR 100	106,820
		1,420,764
Switzerland — 0.7%
Dufry One BV
2.00%, 02/15/27(a)	EUR 100	100,499
3.38%, 04/15/28(a)	EUR 100	102,585
4.75%, 04/18/31(a)	EUR 100	107,006
		310,090
Security	Par (000)	Value
United Kingdom — 12.6%
888 Acquisitions Ltd., 7.56%, 07/15/27(a)	EUR 100	$104,398
Amber Finco PLC, 6.63%, 07/15/29(a)	EUR 150	164,123
Ardonagh Finco Ltd., 6.88%, 02/15/31(a)	EUR 100	106,535
BCP V Modular Services Finance II PLC, 4.75%, 11/30/28(a)	EUR 200	203,082
Bellis Acquisition Co. PLC, 8.13%, 05/14/30(a)	GBP 300	354,123
Bellis Finco PLC, 4.00%, 02/16/27(a)	GBP 100	116,551
Belron U.K. Finance PLC, 4.63%, 10/15/29(a)	EUR 100	106,375
British Telecommunications PLC
5.13%, 10/03/54, (5-year EURIBOR ICE Swap + 2.542%)(a)(f)	EUR 100	107,313
8.38%, 12/20/83, (5-year UK Government Bond + 3.820%)(a)(f)	GBP 125	165,255
Canary Wharf Group Investment Holdings PLC, 3.38%, 04/23/28(a)	GBP 100	110,750
CD&R Firefly Bidco PLC, 8.63%, 04/30/29(a)	GBP 100	127,565
Deuce Finco PLC, 5.50%, 06/15/27(a)	GBP 100	121,273
eG Global Finance PLC, 11.00%, 11/30/28(a)	EUR 100	115,935
Heathrow Finance PLC, 6.63%, 03/01/31(a)	GBP 100	123,841
Ineos Quattro Finance 2 PLC
6.75%, 04/15/30(a)	EUR 125	133,049
8.50%, 03/15/29(a)	EUR 100	110,118
Jaguar Land Rover Automotive PLC
4.50%, 01/15/26(a)	EUR 150	156,657
4.50%, 07/15/28(a)	EUR 100	104,838
Jerrold Finco PLC, 7.88%, 04/15/30(a)	GBP 150	188,167
Market Bidco Finco PLC, 5.50%, 11/04/27(a)	GBP 100	119,169
Miller Homes Group Finco PLC, 7.00%, 05/15/29(a)	GBP 100	118,843
Motion Finco SARL, 7.38%, 06/15/30(a)	EUR 125	134,208
NGG Finance PLC, 2.13%, 09/05/82, (5-year EUR Swap + 2.532%)(a)(f)	EUR 100	100,048
Thames Water Utilities Finance PLC
0.88%, 01/31/28(a)	EUR 100	71,669
1.25%, 01/31/32(a)	EUR 100	72,073
2.63%, 01/24/32(a)	GBP 100	85,917
3.50%, 02/25/28(a)	GBP 100	87,431
4.00%, 04/18/27(a)	EUR 100	74,083
4.38%, 01/18/31(a)	EUR 150	111,853
Virgin Media Finance PLC, 3.75%, 07/15/30(a)	EUR 100	95,144
Virgin Media Secured Finance PLC, 4.13%, 08/15/30(a)	GBP 100	107,164
Virgin Media Vendor Financing Notes III DAC, 4.88%, 07/15/28(a)	GBP 100	115,521
Vmed O2 U.K. Financing I PLC
3.25%, 01/31/31(a)	EUR 100	97,142
4.00%, 01/31/29(a)	GBP 100	112,145
4.50%, 07/15/31(a)	GBP 200	212,571
5.63%, 04/15/32(a)	EUR 100	104,781
Vodafone Group PLC
2.63%, 08/27/80, (5-year EUR Swap + 3.002%)(a)(f)	EUR 100	102,612
3.00%, 08/27/80, (5-year EUR Swap + 3.477%)(a)(f)	EUR 150	146,835
4.20%, 10/03/78, (5-year EUR Swap + 3.427%)(a)(f)	EUR 100	105,877
6.50%, 08/30/84, (5-year EUR Swap + 3.489%)(a)(f)	EUR 100	113,791
8.00%, 08/30/86, (5-year UK Government Bond + 3.837%)(a)(f)	GBP 100	133,479
Zegona Finance PLC, 6.75%, 07/15/29(a)	EUR 200	221,409
		5,363,713
United States — 12.0%
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL, 3.63%, 06/01/28(a)	EUR 100	100,519
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 2.00%, 09/01/28(a)	EUR 100	94,343

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® International High Yield Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
United States (continued)
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
2.13%, 08/15/26(a)	EUR 200	$186,828
4.75%, 07/15/27(a)	GBP 100	60,794
Ashland Services BV, 2.00%, 01/30/28(a)	EUR 100	98,314
Avis Budget Finance PLC
7.00%, 02/28/29(a)	EUR 100	107,352
7.25%, 07/31/30(a)	EUR 100	107,660
Belden Inc., 3.88%, 03/15/28(a)	EUR 150	155,552
Brookfield Property Finance ULC
4.00%, 09/30/26	CAD 75	51,127
7.13%, 02/13/28	CAD 125	90,510
Carnival PLC, 1.00%, 10/28/29	EUR 100	91,466
Clarios Global LP/Clarios U.S. Finance Co., 4.38%, 05/15/26(a)	EUR 100	103,580
Constellium SE, 5.38%, 08/15/32(a)	EUR 100	103,480
Coty Inc.
3.88%, 04/15/26(a)	EUR 100	103,696
5.75%, 09/15/28(a)	EUR 100	107,918
Crown European Holdings SACA
4.50%, 01/15/30(a)	EUR 100	106,599
4.75%, 03/15/29(a)	EUR 100	107,536
5.00%, 05/15/28(a)	EUR 100	108,460
Dana Financing Luxembourg SARL, 8.50%, 07/15/31(a)	EUR 100	113,961
Darling Global Finance BV, 3.63%, 05/15/26(a)	EUR 100	103,356
EMRLD Borrower LP/Emerald Co-Issuer Inc., 6.38%, 12/15/30(a)	EUR 100	108,536
Energizer Gamma Acquisition BV, 3.50%, 06/30/29(a)	EUR 100	98,711
Goodyear Europe BV, 2.75%, 08/15/28(a)	EUR 100	98,571
IGT Lottery Holdings BV, 4.25%, 03/15/30(a)	EUR 100	104,957
International Game Technology PLC, 3.50%, 06/15/26(a)	EUR 150	155,116
IQVIA Inc.
1.75%, 03/15/26(a)	EUR 100	101,885
2.25%, 01/15/28(a)	EUR 150	149,701
2.25%, 03/15/29(a)	EUR 200	198,036
Levi Strauss & Co., 3.38%, 03/15/27	EUR 100	103,355
MPT Operating Partnership LP/MPT Finance Corp.
2.50%, 03/24/26	GBP 100	123,201
3.33%, 03/24/25	EUR 100	103,445
3.69%, 06/05/28	GBP 100	95,105
7.00%, 02/15/32(a)	EUR 100	102,334
Novelis Sheet Ingot GmbH, 3.38%, 04/15/29(a)	EUR 100	99,077
OI European Group BV
5.25%, 06/01/29(a)	EUR 100	104,057
6.25%, 05/15/28(a)	EUR 100	106,520
Olympus Water U.S. Holding Corp.
3.88%, 10/01/28(a)	EUR 100	101,183
9.63%, 11/15/28(a)	EUR 100	110,182
Organon & Co./Organon Foreign Debt Co-Issuer BV, 2.88%, 04/30/28(a)	EUR 200	200,400
Perrigo Finance Unlimited Co., 5.38%, 09/30/32	EUR 100	106,855
SCIL IV LLC/SCIL USA Holdings LLC, 9.50%, 07/15/28(a)	EUR 100	110,595
Security	Par (000)	Value
United States (continued)
Silgan Holdings Inc., 2.25%, 06/01/28	EUR 100	$98,840
Standard Industries Inc./New York, 2.25%, 11/21/26(a)	EUR 100	101,453
VF Corp.
0.25%, 02/25/28	EUR 100	93,165
0.63%, 02/25/32	EUR 100	80,385
Walgreens Boots Alliance Inc., 2.13%, 11/20/26	EUR 125	123,348
		5,082,064
Total Corporate Bonds & Notes — 97.8% (Cost: $43,747,287)		41,577,709
	Shares
Common Stocks
Supranational — 0.0%
Sentry Holdings Ltd.	25	—
Total Common Stocks — 0.0% (Cost: $159,437)		—
Total Long-Term Investments — 97.8% (Cost: $43,906,724)		41,577,709
Short-Term Securities
Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.35%(h)(i)	10,000	10,000
Total Short-Term Securities — 0.0% (Cost: $10,000)		10,000
Total Investments — 97.8% (Cost: $43,916,724)		41,587,709
Other Assets Less Liabilities — 2.2%		929,158
Net Assets — 100.0%		$42,516,867

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Issuer filed for bankruptcy and/or is in default.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Non-income producing security.
(f)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(g)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(h)	Affiliate of the Fund.
(i)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® International High Yield Bond ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/25	Shares Held at 01/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$20,000	$—	$(10,000)(a)	$—	$—	$10,000	10,000	$814	$—

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$41,577,709	$—	$41,577,709
Common Stocks	—	—	—	—
Short-Term Securities
Money Market Funds	10,000	—	—	10,000
	$10,000	$41,577,709	$—	$41,587,709

Currency Abbreviation
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound

Portfolio Abbreviation
CAB	Capital Appreciation Bonds
EURIBOR	Euro Interbank Offered Rate
PIK	Payment-in-kind